Supplemental cash flow information (Disclosure of supplemental cash flow information) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Supplemental Cash Flow Information [Abstract]
Shares issued to reduce shareholder loan	$ 0	$ 150,000
Shares issued to reduce accounts payable	139,082	103,485
Shares issued on convertible debt and interest conversion	19,450	161,267
Captiva payment of accrued payroll taxes	0	134,300
Convertible debt conversion to promissory note	0	165,000
Promissory note converted into shares	131,250	0
Reclassification of loans and accounts payable	0	385,616
Accrued land and power project development costs through loans	669,260	22,152
Accrued power project development costs through accounts payable	$ 73,317	$ 655,119